Other Income (Expense), Net	12 Months Ended
Mar. 31, 2014
Other Income And Expenses [Abstract]
Other Income (Expense), Net
16.	OTHER INCOME (EXPENSES), NET

	2014	2013	2012
	US$	US$	US$
Foreign exchange gains (losses), net	(121,990)	23,900	184,706
Gains (Losses) on disposal of property, plant and equipment	11,322	463,358	(86,015)
Impairment of property, plant and equipment	(2,103,780)	—	(1,230,727)
Rental income from third parties	1,292,903	177,556	—
Management fee received from a third party	77,944	—	—
Reversal of (Accrual for) potential tax surcharge, net	130,328	(60,622)	46,086
Reversal of compensation for potential litigation	—	—	500,000
Government grants	837,656	443,468	439,471
Sale of scrap materials	533	213,718	—
Others	311,388	310,201	69,978

	436,304	1,571,579	(76,501)

Other income (expenses), net from:

	2014	2013	2012
	US$	US$	US$
Continuing operations	2,396,789	583,315	1,124,478
Discontinued operations	(1,960,485)	988,264	(1,200,979)

	436,304	1,571,579	(76,501)